Property and equipment (Details) - RUB (₽) ₽ in Millions	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Property and equipment.
Acquisition of fixed assets and rights of use of fixed assets	₽ 1,331	₽ 610
Impairment of property and equipment	₽ 132